ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable
Details of accounts receivable are as follows:

	2018	2017
Current trade receivables	$187.9	$207.5
Past due trade receivables
1-30 days	52.1	56.8
31-60 days	40.9	14.5
61-90 days	15.6	13.0
Greater than 90 days	69.9	56.4
Allowance for doubtful accounts	(20.9)	(14.5)
Total trade receivables	$345.5	$333.7
Accrued receivables	116.1	105.8
Receivables from related parties (Note 32)	39.5	54.0
Other receivables	67.3	54.9
Total accounts receivable	$568.4	$548.4

Schedule of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows:

	2018	2017
Allowance for doubtful accounts, beginning of year	$(14.5)	$(15.7)
Additions	(13.6)	(6.1)
Amounts charged off	6.7	5.4
Unused amounts reversed	1.5	1.4
Exchange differences	(1.0)	0.5
Allowance for doubtful accounts, end of year	$(20.9)	$(14.5)